UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

ADVISORY RESEARCH FUNDS
Advisory Research All Cap Value Fund (ADVGX)
Advisory Research Emerging Markets Opportunities Fund (ADVMX)
Advisory Research Global Value Fund (ADVWX)
Advisory Research International All Cap Value Fund (ADVEX)
Advisory Research International Small Cap Value Fund (Investor Class - ADVIX)
Advisory Research International Small Cap Value Fund (Class I - ADVLX)
Advisory Research Small Company Opportunities Fund (ADVSX)
Advisory Research Strategic Income Fund (ADVNX)

SEMI-ANNUAL REPORT
APRIL 30, 2016

Advisory Research Funds
Each a series of Investment Managers Series Trust

Table of Contents
Schedule of Investments
Advisory Research All Cap Value Fund	1
Advisory Research Emerging Markets Opportunities Fund	4
Advisory Research Global Value Fund	9
Advisory Research International All Cap Value Fund	16
Advisory Research International Small Cap Value Fund	20
Advisory Research Small Company Opportunities Fund	24
Advisory Research Strategic Income Fund	27
Statements of Assets and Liabilities	33
Statements of Operations	35
Statements of Changes in Net Assets	37
Financial Highlights	44
Notes to Financial Statements	52
Expense Examples	66

This report and the financial statements contained herein are provided for the general information of the shareholders of the Advisory Research Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.advisoryresearch.com

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.8%
	COMMUNICATIONS – 7.5%
9,673	Comcast Corp. - Class A	$587,731
15,203	Tribune Media Co. - Class A	586,076
20,312	Twenty-First Century Fox, Inc. - Class B	611,797
		1,785,604
	CONSUMER DISCRETIONARY – 7.5%
34,518	H&R Block, Inc.	698,644
15,050	Harley-Davidson, Inc.	719,842
6,312	Ross Stores, Inc.	358,395
		1,776,881
	CONSUMER STAPLES – 15.6%
28,461	CST Brands, Inc.	1,074,972
7,130	CVS Health Corp.	716,565
3,679	JM Smucker Co.	467,159
17,058	Mondelez International, Inc. - Class A	732,812
6,934	PepsiCo, Inc.	713,925
		3,705,433
	ENERGY – 4.7%
10,055	Carrizo Oil & Gas, Inc.*	355,646
3,317	Chevron Corp.	338,931
2,473	Pioneer Natural Resources Co.	410,765
		1,105,342
	FINANCIALS – 23.6%
23,095	Allied World Assurance Co. Holdings A.G.	821,720
11,383	American Express Co.	744,790
10,816	American International Group, Inc.	603,749
6,609	Berkshire Hathaway, Inc. - Class B*	961,477
11,475	Discover Financial Services	645,698
3,073	Enstar Group Ltd.*	486,886
22,074	FNF Group	704,161
9,790	JPMorgan Chase & Co.	618,728
		5,587,209
	HEALTH CARE – 14.2%
20,454	Brookdale Senior Living, Inc.*	377,581
3,000	Cardinal Health, Inc.	235,380
6,245	Gilead Sciences, Inc.	550,871
2,135	Johnson & Johnson	239,291
7,821	Medtronic PLC	619,032
4,234	Thermo Fisher Scientific, Inc.	610,755
5,636	UnitedHealth Group, Inc.	742,148
		3,375,058

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS – 8.9%
18,200	Allison Transmission Holdings, Inc.	$524,342
5,549	Hexcel Corp.	251,204
11,517	TE Connectivity Ltd.	685,031
7,327	Union Pacific Corp.	639,134
		2,099,711
	MATERIALS – 4.8%
6,581	Eagle Materials, Inc.	487,784
14,595	H.B. Fuller Co.	652,688
		1,140,472
	TECHNOLOGY – 8.0%
22,988	CDW Corp.	885,038
13,118	Microsoft Corp.	654,195
13,270	TeleTech Holdings, Inc.	368,773
		1,908,006
	TOTAL COMMON STOCKS (Cost $21,005,694)	22,483,716

	SHORT-TERM INVESTMENTS – 5.8%
1,386,396	Fidelity Institutional Money Market Fund, 0.33%[1]	1,386,396

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,386,396)	1,386,396

	TOTAL INVESTMENTS – 100.6% (Cost $22,392,090)	23,870,112
	Liabilities in Excess of Other Assets – (0.6)%	(149,091)

	TOTAL NET ASSETS – 100.0%	$23,721,021

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research All Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Insurance	12.1%
Specialty Finance	8.8%
Consumer Products	8.1%
Retail Staples	7.6%
Media Content	7.5%
Health Care Facilities/Services	5.7%
Technology Services	5.3%
Medical Equipment/Devices	5.2%
Oil, Gas & Coal	4.7%
Biotechnology & Pharmaceuticals	3.3%
Automotive	3.0%
Home & Office Products	2.9%
Electrical Equipment	2.9%
Software	2.8%
Chemicals	2.7%
Transportation & Logistics	2.7%
Banking	2.6%
Transportation Equipment	2.2%
Construction Materials	2.1%
Retail Discretionary	1.5%
Aerospace & Defense	1.1%
Total Common Stocks	94.8%
Short-Term Investments	5.8%
Total Investments	100.6%
Liabilities in Excess of Other Assets	(0.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.9%
	AUSTRIA – 1.1%
13,554	Vienna Insurance Group A.G. Wiener Versicherung Gruppe	$305,818

	BERMUDA – 1.3%
163,515	GP Investments Ltd.*	365,606

	BRAZIL – 5.9%
75,800	Banco ABC Brasil S.A.	261,166
82,773	BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	413,468
138,082	Duratex S.A.	314,361
95,824	MRV Engenharia e Participacoes S.A.	334,895
296,073	QGEP Participacoes S.A.	351,228
		1,675,118
	CAMBODIA – 1.5%
584,000	NagaCorp Ltd.	416,823

	CANADA – 1.7%
166,399	Gran Tierra Energy, Inc.*	490,696

	CHILE – 1.7%
960,744	Ripley Corp. S.A.	471,883

	CHINA – 3.4%
642,322	China Lesso Group Holdings Ltd.	353,154
655,200	CPMC Holdings Ltd.	294,130
518,960	Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	311,547
		958,831
	COLOMBIA – 1.5%
48,455	Bancolombia S.A.	433,744

	HONG KONG – 16.5%
46,841	China Cord Blood Corp.*	292,288
335,000	China High Speed Transmission Equipment Group Co., Ltd.*	259,621
1,154,575	Dah Chong Hong Holdings Ltd.	477,896
242,074	Digital China Holdings Ltd.	167,123
1,634,426	Emperor Entertainment Hotel Ltd.	506,074
1,023,439	Far East Consortium International Ltd.	341,010
262,000	Haier Electronics Group Co., Ltd.	440,035
217,568	NWS Holdings Ltd.	330,474
654,000	Sinopec Kantons Holdings Ltd.	344,314
788,738	WH Group Ltd.*1	637,089
756,798	Xinyi Glass Holdings Ltd.	515,511
106,010	Yue Yuen Industrial Holdings Ltd.	386,133
		4,697,568
	INDIA – 2.0%
90,501	Cox & Kings Ltd.	254,697

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDIA (Continued)
5,065	Grasim Industries Ltd.	$311,765
		566,462
	INDONESIA – 2.2%
29,321,653	Panin Financial Tbk P.T.*	401,263
2,057,400	Perusahaan Perkebunan London Sumatra Indonesia Tbk P.T.	238,408
		639,671
	MALAYSIA – 2.4%
1,007,700	Media Prima Bhd	363,716
484,400	Supermax Corp. Bhd	322,198
		685,914
	MEXICO – 5.2%
392,202	Concentradora Hipotecaria SAPI de C.V. - REIT	569,905
1,225,159	Consorcio ARA S.A.B. de C.V.	480,673
126,498	Grupo Simec S.A.B. de C.V.*	422,035
		1,472,613
	PANAMA – 1.3%
14,903	Banco Latinoamericano de Comercio Exterior S.A. - Class E	385,392

	PERU – 1.1%
178,830	Cementos Pacasmayo S.A.A.	323,869

	PHILIPPINES – 2.4%
2,599,400	Metro Pacific Investments Corp.	321,585
212,112	Metropolitan Bank & Trust Co.	367,303
		688,888
	ROMANIA – 1.4%
2,163,204	Fondul Proprietatea S.A.*	413,566

	SINGAPORE – 2.4%
1,119,300	Golden Agri-Resources Ltd.	332,070
480,502	Symphony International Holdings Ltd.	345,961
		678,031
	SOUTH AFRICA – 4.9%
242,772	Group Five Ltd.	429,767
39,089	Investec PLC	300,346
600,193	KAP Industrial Holdings Ltd.	266,112
228,421	Nampak Ltd.	390,698
		1,386,923
	SOUTH KOREA – 15.7%
23,035	Bixolon Co., Ltd.	289,656
12,044	Daesang Corp.	301,526
64,417	DGB Financial Group, Inc.	517,187

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
1,499	Dongwon Industries Co., Ltd.	$382,183
4,190	Fila Korea Ltd.	382,110
30,243	Hankook Tire Worldwide Co., Ltd.	601,157
17,309	KT Corp.	463,658
56,472	Kwangju Bank	445,386
4,013	Samsung SDI Co., Ltd.	399,652
31,329	SL Corp.	438,054
27,183	Tongyang Life Insurance Co., Ltd.	251,954
		4,472,523
	SPAIN – 1.0%
32,436	Atento S.A.*	277,328

	TAIWAN – 9.8%
39,818	Asustek Computer, Inc.	349,059
689,928	China Life Insurance Co., Ltd.	518,521
21,450	ChipMOS TECHNOLOGIES Bermuda Ltd.	360,789
603,108	King's Town Bank Co., Ltd.	419,597
256,989	Ruentex Industries Ltd.	357,864
547,908	Teco Electric and Machinery Co., Ltd.	431,985
224,329	Tong Yang Industry Co., Ltd.	341,060
		2,778,875
	THAILAND – 3.8%
93,400	Bangkok Bank PCL	437,614
697,500	Digital Telecommunications Infrastructure Fund	299,528
433,600	Thaicom PCL	356,394
		1,093,536
	TURKEY – 2.8%
669,618	Turkiye Sinai Kalkinma Bankasi A.S.	418,763
268,572	Turkiye Sise ve Cam Fabrikalari A.S.	375,137
		793,900
	UNITED ARAB EMIRATES – 3.6%
173,293	Emaar Properties PJSC	317,140
483,455	Ras Al Khaimah Ceramics	435,977
280,543	Union National Bank PJSC	272,683
		1,025,800
	UNITED KINGDOM – 1.3%
159,554	Stock Spirits Group PLC	376,131

	TOTAL COMMON STOCKS (Cost $29,030,619)	27,875,509

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 1.9%
529,491	Fidelity Institutional Money Market Fund, 0.33%[2]	$529,491

	TOTAL SHORT-TERM INVESTMENTS (Cost $529,491)	529,491

	TOTAL INVESTMENTS – 99.8% (Cost $29,560,110)	28,405,000
	Other Assets in Excess of Liabilities – 0.2%	64,728

	TOTAL NET ASSETS – 100.0%	$28,469,728

PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $637,089.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research Emerging Markets Opportunities Fund
SUMMARY OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banking	15.0%
Consumer Products	9.5%
Construction Materials	9.2%
Oil, Gas & Coal	5.6%
Insurance	5.2%
Hardware	4.7%
Health Care Facilities/Services	3.5%
Asset Management	3.4%
Retail Discretionary	3.3%
Telecom	2.9%
Home & Office Products	2.9%
Apparel & Textile Products	2.7%
Recreational Facilities & Services	2.7%
Engineering & Construction Services	2.7%
Containers & Packaging	2.4%
Real Estate	2.3%
Specialty Finance	2.0%
Distributors	1.7%
Distributors - Discretionary	1.5%
Machinery	1.5%
Iron & Steel	1.5%
Gaming, Lodging & Restaurants	1.5%
Institutional Financial Services	1.4%
Media Content	1.3%
Semiconductors	1.3%
Automotive	1.2%
Utilities	1.1%
Medical Equipment & Devices	1.1%
Technology Services	1.0%
Transportation & Logistics	0.9%
Renewable Energy	0.9%
Total Common Stocks	97.9%
Short-Term Investments	1.9%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.7%
	AUSTRALIA – 1.4%
16,814	GrainCorp Ltd. - Class A	$104,223
41,316	Orora Ltd.	82,353
		186,576
	AUSTRIA – 1.5%
5,519	BUWOG A.G.*	116,186
4,059	Vienna Insurance Group A.G. Wiener Versicherung Gruppe	91,583
		207,769
	BERMUDA – 0.8%
698	Enstar Group Ltd.*	110,591

	FINLAND – 1.0%
21,578	Metsa Board OYJ	135,670

	FRANCE – 3.6%
1,173	Cie Generale des Etablissements Michelin	122,523
5,234	Engie S.A.	86,329
1,023	Eurazeo S.A.	72,039
2,133	TOTAL S.A.	107,807
921	Wendel S.A.	106,438
		495,136
	GERMANY – 2.3%
1,276	Rheinmetall A.G.	99,974
3,446	RHOEN-KLINIKUM A.G.	107,214
3,436	Talanx A.G.	114,355
		321,543
	HONG KONG – 2.9%
285,263	Dah Chong Hong Holdings Ltd.	118,075
86,000	Haier Electronics Group Co., Ltd.	144,439
180,322	WH Group Ltd.*1	145,652
		408,166
	IRELAND – 2.0%
1,555	Medtronic PLC	123,078
5,823	Smurfit Kappa Group PLC	154,567
		277,645
	ITALY – 0.8%
5,706	Buzzi Unicem S.p.A.	108,386

	JAPAN – 10.3%
19,000	Chiyoda Corp.	144,089

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
15,000	Chugoku Marine Paints Ltd.	$106,263
30,500	Mitsubishi UFJ Financial Group, Inc.	140,752
88,400	Mizuho Financial Group, Inc.	132,504
4,000	Ryosan Co., Ltd.	95,839
1,500	Secom Co., Ltd.	115,268
78,000	Shinsei Bank Ltd.	109,323
5,800	Ship Healthcare Holdings, Inc.	143,135
17,400	SKY Perfect JSAT Holdings, Inc.	92,626
5,300	Sumitomo Mitsui Financial Group, Inc.	159,486
3,300	Tokio Marine Holdings, Inc.	107,984
1,900	Toyota Industries Corp.	82,437
		1,429,706
	NETHERLANDS – 2.4%
18,170	Delta Lloyd N.V.	92,695
2,155	Koninklijke DSM N.V.	132,270
4,287	Royal Dutch Shell PLC - A Shares	112,289
		337,254
	NORWAY – 1.6%
26,658	Austevoll Seafood A.S.A.	224,274

	SINGAPORE – 0.9%
407,900	Golden Agri-Resources Ltd.	121,014

	SOUTH KOREA – 1.4%
12,259	DGB Financial Group, Inc.	98,424
1,024	Samsung SDI Co., Ltd.	101,980
		200,404
	SPAIN – 0.9%
5,385	Ebro Foods S.A.	122,190

	SWEDEN – 2.2%
6,158	Industrivarden A.B. - C Shares	112,246
2,827	Investor A.B. - B Shares	103,863
10,900	Telefonaktiebolaget LM Ericsson - B Shares	88,316
		304,425
	SWITZERLAND – 7.8%
6,479	Allied World Assurance Co. Holdings A.G.	230,523
803	Baloise Holding A.G.	99,537
410	Bucher Industries A.G.	98,484
6,234	GAM Holding A.G.*	81,447
1,301	Novartis A.G.	99,009

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
12,255	OC Oerlikon Corp. A.G.*	$118,557
274	Syngenta A.G.	109,919
2,680	TE Connectivity Ltd.	159,406
405	Zurich Insurance Group A.G.*	90,876
		1,087,758
	TAIWAN – 2.0%
12,000	Asustek Computer, Inc.	105,196
135,257	China Life Insurance Co., Ltd.	101,654
52,764	Ruentex Industries Ltd.	73,475
		280,325
	THAILAND – 0.8%
23,400	Bangkok Bank PCL	109,638

	UNITED ARAB EMIRATES – 0.6%
42,627	Emaar Properties PJSC	78,011

	UNITED KINGDOM – 5.5%
8,466	Bovis Homes Group PLC	108,046
16,045	CNH Industrial N.V.	123,355
13,061	HSBC Holdings PLC	86,553
5,092	Kennedy Wilson Europe Real Estate PLC	81,086
20,522	Kingfisher PLC	109,336
24,674	Northgate PLC	145,398
2,521	Unilever PLC - ADR	113,092
		766,866
	UNITED STATES – 44.0%
4,280	Allison Transmission Holdings, Inc.	123,307
1,740	American Express Co.	113,848
2,085	American International Group, Inc.	116,385
1,775	Analogic Corp.	140,207
4,000	Axalta Coating Systems Ltd.*	113,880
3,100	BankUnited, Inc.	106,950
1,183	Berkshire Hathaway, Inc. - Class B*	172,103
4,075	Brink's Co.	137,898
5,160	Brookdale Senior Living, Inc.*	95,254
2,189	Carrizo Oil & Gas, Inc.*	77,425
950	Casey's General Stores, Inc.	106,400
3,317	CDW Corp.	127,705
1,314	Chevron Corp.	134,265
2,408	Comcast Corp. - Class A	146,310
868	Core-Mark Holding Co., Inc.	70,881
6,956	CST Brands, Inc.	262,728
4,733	CSW Industrials, Inc.*	154,106

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,625	CVS Health Corp.	$163,312
1,275	Discover Financial Services	71,744
2,250	Eagle Materials, Inc.	166,770
2,250	EnPro Industries, Inc.	131,805
5,240	FNF Group	167,156
1,735	Gilead Sciences, Inc.	153,044
4,189	H&R Block, Inc.	84,785
2,809	H.B. Fuller Co.	125,618
3,130	Harley-Davidson, Inc.	149,708
1,100	Howard Hughes Corp.*	115,687
6,100	Investors Bancorp, Inc.	70,455
1,020	Jack in the Box, Inc.	68,901
967	JM Smucker Co.	122,790
671	Johnson & Johnson	75,206
1,978	JPMorgan Chase & Co.	125,010
3,805	Kennedy-Wilson Holdings, Inc.	82,226
3,200	Lydall, Inc.*	117,728
1,935	Masonite International Corp.*	130,922
2,482	Microsoft Corp.	123,777
2,698	Mondelez International, Inc. - Class A	115,906
5,017	Northfield Bancorp, Inc.	79,570
1,210	PepsiCo, Inc.	124,582
366	Pioneer Natural Resources Co.	60,793
2,800	Ryman Hospitality Properties, Inc. - REIT	144,284
3,200	Sally Beauty Holdings, Inc.*	100,480
2,800	Scholastic Corp.	101,864
2,504	TeleTech Holdings, Inc.	69,586
605	Thermo Fisher Scientific, Inc.	87,271
3,651	Tribune Media Co. - Class A	140,746
5,100	Twenty-First Century Fox, Inc. - Class B	153,612
1,105	Union Pacific Corp.	96,389
1,211	UnitedHealth Group, Inc.	159,464
1,945	WestRock Co.	81,398
165	White Mountains Insurance Group Ltd.	136,950
		6,099,191
	TOTAL COMMON STOCKS (Cost $13,657,582)	13,412,538

	SHORT-TERM INVESTMENTS – 3.0%
416,175	Fidelity Institutional Money Market Fund, 0.33%[2]	416,175

	TOTAL SHORT-TERM INVESTMENTS (Cost $416,175)	416,175

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

TOTAL INVESTMENTS – 99.7% (Cost $14,073,757)	$13,828,713
Other Assets in Excess of Liabilities – 0.3%	37,117

TOTAL NET ASSETS – 100.0%	$13,865,830

ADR – American Depositary Receipt
PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $145,652.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research Global Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Insurance	10.6%
Banking	8.8%
Consumer Products	8.6%
Chemicals	6.2%
Home & Office Products	4.9%
Media Content	4.6%
Real Estate	4.5%
Health Care Facilities/Services	4.2%
Oil, Gas & Coal	3.6%
Automotive	3.3%
Retail Staples	3.1%
Asset Management	2.7%
Specialty Finance	2.5%
Medical Equipment/Devices	2.5%
Machinery	2.5%
Biotechnology & Pharmaceuticals	2.4%
Containers & Packaging	2.3%
Hardware	2.1%
Construction Materials	2.0%
Retail Discretionary	1.6%
Technology Services	1.4%
Electrical Equipment	1.1%
Commercial Services	1.0%
Distributors - Discretionary	1.0%
Engineering & Construction Services	1.0%
Forest & Paper Products	1.0%
Manufactured Goods	0.9%
Software	0.9%
Transportation Equipment	0.9%
Retail - Consumer Staples	0.8%
Retail - Discretionary	0.7%
Transportation & Logistics	0.7%
Design, Manufacturing & Distribution	0.7%
Utilities	0.6%
Distribution/Wholesale - Consumer Staples	0.5%
Gaming, Lodging & Restaurants	0.5%
Total Common Stocks	96.7%

Advisory Research Global Value Fund
SUMMARY OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Short-Term Investments	3.0%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 100.9%
	AUSTRALIA – 2.8%
1,012	GrainCorp Ltd. - Class A	$6,273
2,502	Orora Ltd.	4,987
		11,260
	AUSTRIA – 3.3%
342	BUWOG A.G.*	7,200
265	Vienna Insurance Group A.G. Wiener Versicherung Gruppe	5,979
		13,179
	FINLAND – 2.0%
1,241	Metsa Board OYJ	7,803

	FRANCE – 7.7%
64	Cie Generale des Etablissements Michelin	6,685
317	Engie S.A.	5,229
65	Eurazeo S.A.	4,577
139	TOTAL S.A.	7,025
59	Wendel S.A.	6,819
		30,335
	GERMANY – 4.8%
75	Rheinmetall A.G.	5,876
206	RHOEN-KLINIKUM A.G.	6,409
205	Talanx A.G.	6,823
		19,108
	HONG KONG – 6.1%
17,383	Dah Chong Hong Holdings Ltd.	7,195
5,000	Haier Electronics Group Co., Ltd.	8,398
10,448	WH Group Ltd.*1	8,439
		24,032
	IRELAND – 2.3%
345	Smurfit Kappa Group PLC	9,158

	ITALY – 1.6%
340	Buzzi Unicem S.p.A.	6,458

	JAPAN – 19.7%
1,000	Chiyoda Corp.	7,584
1,000	Chugoku Marine Paints Ltd.	7,084
1,500	Mitsubishi UFJ Financial Group, Inc.	6,922
4,500	Mizuho Financial Group, Inc.	6,745
200	Ryosan Co., Ltd.	4,792
100	Secom Co., Ltd.	7,684

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
3,000	Shinsei Bank Ltd.	$4,205
300	Ship Healthcare Holdings, Inc.	7,404
1,100	SKY Perfect JSAT Holdings, Inc.	5,856
300	Sumitomo Mitsui Financial Group, Inc.	9,027
200	Tokio Marine Holdings, Inc.	6,544
100	Toyota Industries Corp.	4,339
		78,186
	NETHERLANDS – 5.1%
969	Delta Lloyd N.V.	4,943
123	Koninklijke DSM N.V.	7,550
293	Royal Dutch Shell PLC - A Shares	7,674
		20,167
	NORWAY – 3.1%
1,445	Austevoll Seafood A.S.A.	12,157

	SINGAPORE – 1.9%
25,200	Golden Agri-Resources Ltd.	7,476

	SOUTH KOREA – 3.6%
825	DGB Financial Group, Inc.	6,623
76	Samsung SDI Co., Ltd.	7,569
		14,192
	SPAIN – 1.8%
309	Ebro Foods S.A.	7,011

	SWEDEN – 4.7%
375	Industrivarden A.B. - C Shares	6,836
176	Investor A.B. - B Shares	6,466
636	Telefonaktiebolaget LM Ericsson - B Shares	5,153
		18,455
	SWITZERLAND – 10.5%
49	Baloise Holding A.G.	6,074
24	Bucher Industries A.G.	5,765
433	GAM Holding A.G.*	5,657
71	Novartis A.G.	5,403
664	OC Oerlikon Corp. A.G.*	6,424
16	Syngenta A.G.	6,419
27	Zurich Insurance Group A.G.*	6,058
		41,800
	TAIWAN – 5.5%
1,000	Asustek Computer, Inc.	8,766

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TAIWAN (Continued)
9,363	China Life Insurance Co., Ltd.	$7,037
4,200	Ruentex Industries Ltd.	5,849
		21,652
	THAILAND – 1.6%
1,400	Bangkok Bank PCL	6,560

	UNITED ARAB EMIRATES – 1.1%
2,371	Emaar Properties PJSC	4,339

	UNITED KINGDOM – 11.7%
529	Bovis Homes Group PLC	6,751
992	CNH Industrial N.V.	7,627
873	HSBC Holdings PLC	5,785
303	Kennedy Wilson Europe Real Estate Plc	4,825
1,296	Kingfisher PLC	6,905
1,413	Northgate PLC	8,326
139	Unilever PLC - ADR	6,236
		46,455
	TOTAL COMMON STOCKS (Cost $413,408)	399,783

	SHORT-TERM INVESTMENTS – 1.1%
4,182	Fidelity Institutional Money Market Fund, 0.33%[2]	4,182

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,182)	4,182

	TOTAL INVESTMENTS – 102.0% (Cost $417,590)	403,965
	Liabilities in Excess of Other Assets – (2.0)%	(8,004)

	TOTAL NET ASSETS – 100.0%	$395,961

ADR – American Depositary Receipt
PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $8,439.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research International All Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Consumer Products	12.0%
Banking	11.6%
Insurance	11.0%
Asset Management	5.9%
Hardware	5.4%
Home & Office Products	5.4%
Chemicals	5.3%
Machinery	5.0%
Health Care Facilities/Services	5.0%
Automotive	4.3%
Real Estate	4.1%
Oil, Gas & Coal	3.7%
Containers & Packaging	3.6%
Retail Discretionary	3.5%
Distributors - Discretionary	2.1%
Commercial Services	2.1%
Forest & Paper Products	2.0%
Engineering & Construction Services	1.9%
Construction Materials	1.6%
Media Content	1.5%
Biotechnology & Pharmaceuticals	1.4%
Utilities	1.3%
Design, Manufacturing & Distribution	1.2%
Total Common Stocks	100.9%
Short-Term Investments	1.1%
Total Investments	102.0%
Liabilities in Excess of Other Assets	(2.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.0%
	AUSTRALIA – 4.3%
109,386	GrainCorp Ltd. - Class A	$678,040
266,710	Orora Ltd.	531,615
325,423	Tassal Group Ltd.	961,448
		2,171,103
	AUSTRIA – 2.7%
41,123	BUWOG A.G.*	865,721
22,965	Vienna Insurance Group A.G. Wiener Versicherung Gruppe	518,157
		1,383,878
	BELGIUM – 1.6%
8,130	Cie d'Entreprises CFE	808,090

	DENMARK – 1.4%
37,681	Matas A/S	718,871

	FINLAND – 1.0%
80,628	Metsa Board OYJ	506,942

	FRANCE – 4.7%
9,115	Eurazeo S.A.	641,872
20,987	Saft Groupe S.A.	652,022
9,344	Wendel S.A.	1,079,865
		2,373,759
	GERMANY – 6.9%
14,838	Aareal Bank A.G.	528,250
1,536	Deutsche EuroShop A.G.	71,576
25,203	ElringKlinger A.G.	618,722
8,169	Rheinmetall A.G.	640,036
27,430	RHOEN-KLINIKUM A.G.	853,424
22,464	Talanx A.G.	747,632
		3,459,640
	HONG KONG – 1.5%
1,841,988	Dah Chong Hong Holdings Ltd.	762,427

	IRELAND – 1.7%
32,870	Smurfit Kappa Group PLC	872,510

	ITALY – 1.6%
42,388	Buzzi Unicem S.p.A.	805,163

	JAPAN – 30.4%
26,650	Arcs Co., Ltd.	625,648
23,900	Azbil Corp.	613,233
86,150	Chiyoda Corp.	653,333

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
115,250	Chugoku Marine Paints Ltd.	$816,458
29,500	Daiseki Co., Ltd.	546,989
180,000	Denka Co., Ltd.	757,721
13,300	Hogy Medical Co., Ltd.	740,702
17,600	Horiba Ltd.	664,296
47,000	Japan Aviation Electronics Industry Ltd.	627,397
29,000	Japan Petroleum Exploration Co., Ltd.	675,104
42,110	Kuroda Electric Co., Ltd.	649,375
18,100	Maruichi Steel Tube Ltd.	526,425
49,000	Nippon Kayaku Co., Ltd.	526,069
46,465	Ryosan Co., Ltd.	1,113,287
150,000	Shindengen Electric Manufacturing Co., Ltd.	541,258
67,000	Shinko Plantech Co., Ltd.	509,743
76,000	Shinmaywa Industries Ltd.	520,835
599,000	Shinsei Bank Ltd.	839,544
47,594	Ship Healthcare Holdings, Inc.	1,174,544
130,985	SKY Perfect JSAT Holdings, Inc.	697,276
66,500	Star Micronics Co., Ltd.	763,559
87,000	Takuma Co., Ltd.	747,872
		15,330,668
	NETHERLANDS – 4.2%
200,375	Delta Lloyd N.V.	1,022,227
17,804	Koninklijke DSM N.V.	1,092,778
		2,115,005
	NORWAY – 3.6%
26,390	Aker A.S.A.	543,999
151,345	Austevoll Seafood A.S.A.	1,273,267
		1,817,266
	PANAMA – 1.5%
28,455	Banco Latinoamericano de Comercio Exterior S.A. - Class E	735,846

	SINGAPORE – 1.2%
2,073,300	Golden Agri-Resources Ltd.	615,099

	SOUTH AFRICA – 1.6%
107,185	Investec PLC	820,817

	SOUTH KOREA – 1.0%
1,971	Dongwon Industries Co., Ltd.	502,524

	SPAIN – 1.8%
40,058	Ebro Foods S.A.	908,945

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWEDEN – 3.5%
163,123	Cloetta A.B. - B Shares	$549,032
59,258	Granges A.B.	437,528
43,842	Industrivarden A.B. - C Shares	799,137
		1,785,697
	SWITZERLAND – 7.7%
5,980	Baloise Holding A.G.	741,260
2,619	Bucher Industries A.G.	629,099
65,483	GAM Holding A.G.*	855,532
76,161	OC Oerlikon Corp. A.G.*	736,792
13,399	Pargesa Holding S.A.	932,289
		3,894,972
	UNITED KINGDOM – 12.1%
103,966	Beazley PLC	495,525
65,873	Bovis Homes Group PLC	840,699
722,709	Cambian Group PLC	645,517
483,390	Fenner PLC	1,017,210
58,410	Kennedy Wilson Europe Real Estate PLC	930,130
195,367	N Brown Group PLC	766,453
112,892	Northgate PLC	665,245
136,336	Virgin Money Holdings UK PLC	728,911
		6,089,690
	TOTAL COMMON STOCKS (Cost $48,746,161)	48,478,912

	SHORT-TERM INVESTMENTS – 3.3%
1,654,320	Fidelity Institutional Money Market Fund, 0.33%[1]	1,654,320

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,654,320)	1,654,320

	TOTAL INVESTMENTS – 99.3% (Cost $50,400,481)	50,133,232
	Other Assets in Excess of Liabilities – 0.7%	375,939

	TOTAL NET ASSETS – 100.0%	$50,509,171

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research International Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Consumer Products	10.9%
Asset Management	7.5%
Machinery	7.4%
Insurance	7.0%
Chemicals	6.3%
Banking	6.2%
Engineering & Construction Services	5.4%
Health Care Facilities/Services	5.3%
Retail Discretionary	4.4%
Home & Office Products	3.8%
Real Estate	3.7%
Containers & Packaging	2.8%
Electrical Equipment	2.6%
Automotive	2.5%
Design, Manufacturing & Distribution	2.2%
Construction Materials	1.6%
Medical Equipment/Devices	1.5%
Media Content	1.4%
Oil, Gas & Coal	1.3%
Commercial Services	1.3%
Renewable Energy	1.3%
Hardware	1.3%
Retail Staples	1.2%
Utilities	1.1%
Semiconductors	1.1%
Institutional Financial Services	1.0%
Iron & Steel	1.0%
Transportation Equipment	1.0%
Forest & Paper Products	1.0%
Metals & Mining	0.9%
Total Common Stocks	96.0%
Short-Term Investments	3.3%
Total Investments	99.3%
Other Assets in Excess of Liabilities	0.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Small Company Opportunities Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.2%
	COMMUNICATIONS – 5.9%
1,075	Atlantic Tele-Network, Inc.	$77,303
3,465	Scholastic Corp.	126,057
3,094	Tribune Media Co. - Class A	119,274
		322,634
	CONSUMER DISCRETIONARY – 15.6%
5,695	Brink's Co.	192,719
4,080	H&R Block, Inc.	82,579
4,070	Interval Leisure Group, Inc.	57,468
810	Jack in the Box, Inc.	54,716
2,515	Masonite International Corp.*	170,165
7,974	Potbelly Corp.*	113,629
1,065	Tech Data Corp.*	73,155
1,435	Visteon Corp.	114,326
		858,757
	CONSUMER STAPLES – 8.5%
730	Casey's General Stores, Inc.	81,760
1,265	Core-Mark Holding Co., Inc.	103,300
7,469	CST Brands, Inc.	282,104
		467,164
	ENERGY – 2.8%
4,345	Carrizo Oil & Gas, Inc.*	153,683

	FINANCIALS – 30.8%
5,260	Alexander & Baldwin, Inc.	201,142
6,475	Allied World Assurance Co. Holdings A.G.	230,381
4,590	BankUnited, Inc.	158,355
4,075	Capital Bank Financial Corp. - Class A	123,187
940	Enstar Group Ltd.*	148,934
1,060	Howard Hughes Corp.*	111,480
11,720	Investors Bancorp, Inc.	135,366
8,630	Kennedy-Wilson Holdings, Inc.	186,494
1,455	Navigators Group, Inc.*	120,198
7,602	Northfield Bancorp, Inc.	120,568
2,000	Ryman Hospitality Properties, Inc. - REIT	103,060
2,320	Yadkin Financial Corp.	58,046
		1,697,211
	HEALTH CARE – 9.3%
2,877	Addus HomeCare Corp.*	53,224
2,010	Analogic Corp.	158,770
5,025	Brookdale Senior Living, Inc.*	92,761
7,865	Capital Senior Living Corp.*	157,772

Advisory Research Small Company Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
1,225	HealthSouth Corp.	$50,789
		513,316
	INDUSTRIALS – 3.4%
4,514	Allison Transmission Holdings, Inc.	130,048
970	EnPro Industries, Inc.	56,823
		186,871
	MATERIALS – 14.1%
4,155	CSW Industrials, Inc.*	135,287
2,626	Eagle Materials, Inc.	194,639
2,895	Encore Wire Corp.	110,734
3,880	H.B. Fuller Co.	173,513
4,465	Lydall, Inc.*	164,267
		778,440
	TECHNOLOGY – 2.8%
5,448	TeleTech Holdings, Inc.	151,400

	TOTAL COMMON STOCKS (Cost $4,843,195)	5,129,476

	SHORT-TERM INVESTMENTS – 9.1%
502,837	Fidelity Institutional Money Market Fund, 0.33%[1]	502,837

	TOTAL SHORT-TERM INVESTMENTS (Cost $502,837)	502,837

	TOTAL INVESTMENTS – 102.3% (Cost $5,346,032)	5,632,313
	Liabilities in Excess of Other Assets – (2.3)%	(129,708)

	TOTAL NET ASSETS – 100.0%	$5,502,605

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research Small Company Opportunities Fund
SUMMARY OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Real Estate	10.9%
Banking	10.8%
Insurance	9.1%
Chemicals	8.6%
Home & Office Products	8.1%
Health Care Facilities/Services	6.4%
Retail Staples	5.1%
Media Content	4.5%
Construction Materials	3.5%
Medical Equipment/Devices	2.9%
Oil, Gas & Coal	2.8%
Technology Services	2.8%
Transportation Equipment	2.4%
Automotive	2.1%
Recreational Facilities & Services	2.1%
Gaming, Lodging & Restaurants	2.0%
Metals & Mining	2.0%
Distribution/Wholesale - Consumer Staples	1.9%
Retail - Consumer Staples	1.5%
Telecom	1.4%
Distributors	1.3%
Manufactured Goods	1.0%
Total Common Stocks	93.2%
Short-Term Investments	9.1%
Total Investments	102.3%
Liabilities in Excess of Other Assets	(2.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 5.6%
	COMMUNICATIONS – 1.2%
1,746	BCE, Inc.	$81,905
1,393	Verizon Communications, Inc.	70,959
		152,864
	CONSUMER STAPLES – 1.3%
1,257	Altria Group, Inc.	78,826
969	Kraft Heinz Co.	75,650
		154,476
	FINANCIALS – 1.8%
2,747	Blackstone Group LP	75,378
1,556	Oaktree Capital Group LLC	75,170
1,180	Ventas, Inc. - REIT	73,302
		223,850
	HEALTH CARE – 0.6%
665	Johnson & Johnson	74,533

	INDUSTRIALS – 0.7%
995	Union Pacific Corp.	86,794

	TOTAL COMMON STOCKS (Cost $599,796)	692,517

Principal Amount

	CORPORATE BONDS – 42.7%
	CONSUMER DISCRETIONARY – 9.3%
$250,000	Block Financial LLC 5.250%, 10/1/2025[1]	256,021
175,000	McDonald's Corp. 3.700%, 1/30/2026[1]	187,386
200,000	Sally Holdings LLC / Sally Capital, Inc. 5.750%, 6/1/2022[1]	209,500
310,000	Stanley Black & Decker, Inc. 5.750%, 12/15/2053[1,2]	325,887
175,000	Yum! Brands, Inc. 3.875%, 11/1/2020[1]	174,563
		1,153,357
	FINANCIALS – 14.4%
240,000	Charles Schwab Corp. 7.000%, N/A1, 2, 3	275,100
225,000	CIT Group, Inc. 5.000%, 8/1/2023	234,000
300,000	JPMorgan Chase & Co. 6.750%, N/A1, 2, 3	331,905

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$160,000	Leucadia National Corp. 5.500%, 10/18/2023[1]	$158,086
325,000	M&T Bank Corp. 6.450%, N/A1, 2, 3	351,000
250,000	MetLife, Inc. 6.400%, 12/15/2066[1]	266,400
145,000	Weyerhaeuser Co. 7.950%, 3/15/2025	184,411
		1,800,902
	HEALTH CARE – 3.4%
135,000	Aetna, Inc. 3.500%, 11/15/2024[1]	139,309
130,000	Express Scripts Holding Co. 3.900%, 2/15/2022	136,752
140,000	Thermo Fisher Scientific, Inc. 3.150%, 1/15/2023[1]	142,586
		418,647
	INDUSTRIALS – 9.6%
160,000	Actuant Corp. 5.625%, 6/15/2022[1]	163,200
175,000	Burlington Northern Santa Fe LLC 3.850%, 9/1/2023[1]	191,923
135,000	CSX Corp. 3.400%, 8/1/2024[1]	142,068
290,000	General Electric Co. 5.000%, N/A1, 2, 3	301,237
250,000	Hexcel Corp. 4.700%, 8/15/2025[1]	249,574
150,000	Oshkosh Corp. 5.375%, 3/1/2022[1]	154,688
		1,202,690
	TECHNOLOGY – 2.3%
285,000	CDW LLC / CDW Finance Corp. 5.000%, 9/1/2023[1]	291,874

	UTILITIES – 3.7%
255,000	Southern California Edison Co. 6.250%, N/A1, 2, 3	279,735

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$175,000	Southern Co. 2.750%, 6/15/2020[1]	$179,539
		459,274
	TOTAL CORPORATE BONDS (Cost $5,173,053)	5,326,744

Number of Shares

	EXCHANGE-TRADED FUNDS – 4.8%
6,880	Vanguard Intermediate-Term Corporate Bond ETF	602,413

	TOTAL EXCHANGE-TRADED FUNDS (Cost $600,350)	602,413

	PREFERRED STOCKS – 40.7%
	CONSUMER STAPLES – 1.4%
	CHS, Inc.
3,830	7.100%, N/A1, 2, 3	106,244
2,500	7.500%, N/A1, 3	69,225
		175,469
	FINANCIALS – 39.3%
8,490	Affiliated Managers Group, Inc. 6.375%, 8/15/2017[1]	223,202
9,000	Allstate Corp. 6.750%, N/A1, 3	250,830
2,660	Ally Financial, Inc. 8.500%, N/A1, 2, 3	66,447
7,060	American Financial Group, Inc. 6.375%, 6/12/2017[1]	188,855
14,556	Bank of America Corp. 6.625%, N/A1, 3	388,936
8,282	Capital One Financial Corp. 6.700%, N/A1, 3	227,258
7,620	Charles Schwab Corp. 6.000%, N/A1, 3	200,254
10,450	Citigroup, Inc. 6.875%, N/A1, 3	281,314
8,157	Discover Financial Services 6.500%, N/A1, 3	215,753
2,780	Fifth Third Bancorp 6.625%, N/A1, 2, 3	81,454
7,250	First Republic Bank 6.700%, N/A1, 3	189,298

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIALS (Continued)
2,690	GMAC Capital Trust I 6.402%, 5/31/2016[1,2]	$67,438
12,320	Goldman Sachs Group, Inc. 6.500%, 11/1/2016[1]	317,856
3,752	Hartford Financial Services Group, Inc. 7.875%, 4/15/2022[1,2]	119,201
9,220	HSBC USA, Inc. 6.500%, N/A1, 3	239,997
5,260	JPMorgan Chase & Co. 6.700%, N/A1, 3	145,334
5,000	Morgan Stanley 6.625%, N/A1, 3	135,200
5,260	Morgan Stanley Capital Trust IV 6.250%, 5/31/2016[1]	135,129
	Navient Corp.
4,090	3.373%, 3/15/2017[2]	100,287
2,730	3.423%, 1/16/2018[2]	65,616
2,740	PNC Financial Services Group, Inc. 6.125%, N/A1, 2, 3	79,213
13,000	Public Storage 6.375%, N/A1, 3	364,520
10,130	Raymond James Financial, Inc. 6.900%, 3/15/2017[1]	267,837
1,810	U.S. Bancorp 6.000%, N/A1, 2, 3	47,802
5,233	Vornado Realty Trust 6.875%, N/A1, 3	134,907
9,770	Wells Fargo & Co. 8.000%, N/A1, 3	275,221
3,140	Zions Bancorporation 6.950%, 9/15/2023[1,2]	92,033
		4,901,192
	TOTAL PREFERRED STOCKS (Cost $4,813,169)	5,076,661

	SHORT-TERM INVESTMENTS – 6.3%
791,200	Fidelity Institutional Money Market Fund, 0.33%[4]	791,200

	TOTAL SHORT-TERM INVESTMENTS (Cost $791,200)	791,200

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Value

TOTAL INVESTMENTS – 100.1% (Cost $11,977,568)	$12,489,535
Liabilities in Excess of Other Assets – (0.1)%	(15,584)

TOTAL NET ASSETS – 100.0%	$12,473,951

LP – Limited Partnership
REIT – Real Estate Investment Trust

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	Perpetual security. Maturity date is not applicable.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research Strategic Income Fund
SUMMARY OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Corporate Bonds
Financials	14.4%
Industrials	9.6%
Consumer Discretionary	9.3%
Utilities	3.7%
Health Care	3.4%
Technology	2.3%
Total Corporate Bonds	42.7%
Preferred Stocks
Financials	39.3%
Consumer Staples	1.4%
Total Preferred Stocks	40.7%
Common Stocks
Financials	1.8%
Consumer Staples	1.3%
Communications	1.2%
Industrials	0.7%
Health Care	0.6%
Total Common Stocks	5.6%
Exchange-Traded Funds	4.8%
Short-Term Investments	6.3%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2016 (Unaudited)

	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Value Fund	International All Cap Value Fund
Assets:
Investments, at cost	$22,392,090	$29,560,110	$14,073,757	$417,590
Foreign currency, at cost	-	77,404	8	370
Investments, at value	$23,870,112	$28,405,000	$13,828,713	$403,965
Foreign currency, at value	-	77,567	9	375
Receivables:
Investment securities sold	-	-	-	-
Fund shares sold	4,563	7,916	935	-
Dividends and interest	14,043	48,770	65,621	4,820
Due from Advisor	-	-	4,358	16,681
Prepaid expenses	6,193	9,246	4,862	9,584
Total assets	23,894,911	28,548,499	13,904,498	435,425

Liabilities:
Payables:
Investment securities purchased	142,179	-	-	370
Fund shares redeemed	-	-	-	-
Advisory fees	3,636	12,407	-	-
Shareholder servicing fees (Note 7)	-	-	-	-
Auditing fees	8,762	8,663	8,870	8,761
Fund accounting fees	6,474	11,459	12,671	10,392
Fund administration fees	5,229	5,873	3,746	5,335
Transfer agent fees and expenses	3,400	3,881	3,707	3,347
Legal fees	995	3,566	1,652	3,034
Trustees' fees and expenses	967	678	391	1,193
Chief Compliance Officer fees	736	1,010	953	1,204
Shareholder reporting fees	263	1,170	1,043	766
Custody fees	94	29,492	4,849	3,922
Other accrued expenses	1,155	572	786	1,140
Total liabilities	173,890	78,771	38,668	39,464

Net Assets	$23,721,021	$28,469,728	$13,865,830	$395,961

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$21,860,788	$32,412,510	$14,267,427	$503,333
Accumulated net investment income (loss)	48,757	135,891	(6,496)	(8,218)
Accumulated net realized gain (loss) on investments and foreign currency transactions	333,454	(2,923,974)	(150,425)	(85,461)
Net unrealized appreciation (depreciation) on:
Investments	1,478,022	(1,155,110)	(245,044)	(13,625)
Foreign currency translations	-	411	368	(68)
Net Assets	$23,721,021	$28,469,728	$13,865,830	$395,961

Number of shares issued and outstanding	1,920,439	3,192,764	1,281,385	48,640
Net asset value per share	$12.35	$8.92	$10.82	$8.14

See accompanying Notes to Financial Statements.

Advisory Research Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2016 (Unaudited)

	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund
Assets:
Investments, at cost	$50,400,481	$5,346,032	$11,977,568
Foreign currency, at cost	-	-	-
Investments, at value	$50,133,232	$5,632,313	$12,489,535
Foreign currency, at value	-	-	-
Receivables:
Investment securities sold	-	1,964	-
Fund shares sold	11,239	-	-
Dividends and interest	694,017	1,660	88,640
Due from Advisor	-	8,170	4,482
Prepaid expenses	58,982	10,166	11,204
Total assets	50,897,470	5,654,273	12,593,861

Liabilities:
Payables:
Investment securities purchased	71,701	113,852	84,174
Fund shares redeemed	236,065	-	-
Advisory fees	15,447	-	-
Shareholder servicing fees (Note 7)	1,308	-	-
Auditing fees	8,711	9,411	8,955
Fund accounting fees	17,763	4,784	7,682
Fund administration fees	8,378	3,854	9,049
Transfer agent fees and expenses	6,874	3,951	3,306
Legal fees	4,003	1,654	2,434
Trustees' fees and expenses	404	158	754
Chief Compliance Officer fees	725	758	703
Shareholder reporting fees	2,637	4,747	97
Custody fees	13,852	3,689	1,467
Other accrued expenses	431	4,810	1,289
Total liabilities	388,299	151,668	119,910

Net Assets	$50,509,171	$5,502,605	$12,473,951

Components of Net Assets:

Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$60,294,626	$5,246,922	$12,048,049
Accumulated net investment income (loss)	(361,697)	45,137	16,019
Accumulated net realized gain (loss) on investments and foreign currency transactions	(9,177,087)	(75,735)	(102,084)
Net unrealized appreciation (depreciation) on:
Investments	(267,249)	286,281	511,967
Foreign currency translations	20,578	-	-
Net Assets	$50,509,171	$5,502,605	$12,473,951

Shares of beneficial interest issued and outstanding		534,460	1,325,899
Net asset value per share		$10.30	$9.41

Net asset value per share per Class:
Investor Class shares:

Net assets applicable to shares outstanding	$16,125,722
Shares of beneficial interest issued and outstanding	1,492,435
Net asset value per share	$10.80
Class I shares:

Net assets applicable to shares outstanding	$34,383,449
Shares of beneficial interest issued and outstanding	3,180,382
Net asset value per share	$10.81

See accompanying Notes to Financial Statements.

Advisory Research Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2016 (Unaudited)

	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Value Fund	International All Cap Value Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0, $30,922, $8,733 and $757, respectively)	$217,010	$447,022	$141,992	$5,821
Interest	1,783	702	915	35
Total investment income	218,793	447,724	142,907	5,856

Expenses:
Advisory fees	94,427	136,976	54,445	2,441
Legal fees	20,711	7,827	6,922	6,337
Fund accounting fees	17,687	33,473	34,745	29,764
Fund administration fees	13,956	19,272	19,486	19,161
Transfer agent fees and expenses	9,019	10,226	9,721	9,462
Auditing fees	8,704	8,703	8,830	8,704
Registration fees	8,227	11,436	7,617	9,763
Custody fees	5,963	46,279	8,683	10,328
Trustees' fees and expenses	3,282	3,484	3,457	3,282
Shareholder reporting fees	1,539	2,555	1,818	1,292
Miscellaneous	1,486	2,322	2,116	2,188
Chief Compliance Officer fees	1,194	2,026	2,038	1,639
Insurance fees	708	667	676	646
Shareholder servicing fees (Note 7)	-	-	-	-
Total expenses	186,903	285,246	160,554	105,007
Advisory fees waived	(61,000)	(100,329)	(54,445)	(2,441)
Other expenses absorbed	-	-	(31,247)	(99,211)
Net expenses	125,903	184,917	74,862	3,355
Net investment income	92,890	262,807	68,045	2,501

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	511,618	(1,228,798)	(145,611)	(69,123)
Foreign currency transactions	-	(25,277)	1,889	55
Net realized gain (loss)	511,618	(1,254,075)	(143,722)	(69,068)
Net change in unrealized appreciation/depreciation on:
Investments	(853,283)	1,903,223	(173,092)	33,095
Foreign currency translations	-	(715)	2,628	574
Net change in unrealized appreciation/depreciation	(853,283)	1,902,508	(170,464)	33,669
Net increase from payment by affiliates (Note 3)	-	-	-	-
Net realized and unrealized gain (loss) on investments and foreign currency	(341,665)	648,433	(314,186)	(35,399)
Net Increase (decrease) in Net Assets from Operations	$(248,775)	$911,240	$(246,141)	$(32,898)

See accompanying Notes to Financial Statements.

Advisory Research Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2016 (Unaudited)

	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund
Investment Income:
Dividends (net of foreign withholding taxes of $146,192, $0 and $268, respectively)	$1,183,300	$80,073	$237,676
Interest	6,136	543	226,361
Total investment income	1,189,436	80,616	464,037

Expenses:
Advisory fees	576,254	19,325	59,639
Legal fees	6,962	4,972	14,255
Fund accounting fees	57,891	13,319	20,173
Fund administration fees	60,133	17,834	19,543
Transfer agent fees and expenses	20,178	9,493	9,830
Auditing fees	8,709	8,701	8,701
Registration fees	39,645	11,146	7,713
Custody fees	36,060	7,298	6,166
Trustees' fees and expenses	3,732	2,784	2,983
Shareholder reporting fees	5,983	1,445	1,392
Miscellaneous	3,978	1,909	1,288
Chief Compliance Officer fees	2,191	1,691	1,691
Insurance fees	861	646	795
Shareholder servicing fees (Note 7)	3,648	-	-
Interest expense	-	-	1,191
Total expenses	826,225	100,563	155,360
Advisory fees waived	(86,616)	(19,325)	(59,639)
Other expenses absorbed	-	(54,667)	(17,704)
Net expenses	739,609	26,571	78,017
Net investment income	449,827	54,045	386,020

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	(8,978,836)	(79,751)	(135,773)
Foreign currency transactions	(115,911)	-	-
Net realized gain (loss)	(9,094,747)	(79,751)	(135,773)
Net change in unrealized appreciation/depreciation on:
Investments	3,085,444	67,889	(258,445)
Foreign currency translations	34,236	-	-
Net change in unrealized appreciation/depreciation	3,119,680	67,889	(258,445)
Net increase from payment by affiliates (Note 3)	-	1,270	-
Net realized and unrealized gain (loss) on investments and foreign currency	(5,975,067)	(10,592)	(394,218)
Net Increase (decrease) in Net Assets from Operations	$(5,525,240)	$43,453	$(8,198)

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research All Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$92,890	$284,854
Net realized gain on:
Investments	511,618	8,670,815
Net change in unrealized appreciation/depreciation on:
Investments	(853,283)	(9,812,556)
Net decrease in net assets resulting from operations	(248,775)	(856,887)

Distributions to Shareholders:
From net investment income	(249,614)	(272,057)
From net realized gains	(4,218,219)	(6,141,484)
Total distributions to shareholders	(4,467,833)	(6,413,541)

Capital Transactions:
Proceeds from shares sold	5,043,651	11,434,091
Reinvestment of distributions	1,951,060	1,276,746
Cost of shares redeemed[1]	(8,001,345)	(36,292,193)	[2]
Net decrease in net assets from capital transactions	(1,006,634)	(23,581,356)

Total decrease in net assets	(5,723,242)	(30,851,784)

Net Assets:
Beginning of period	29,444,263	60,296,047
End of period	$23,721,021	$29,444,263

Accumulated net investment income	$48,757	$205,481

Capital Share Transactions:
Shares sold	442,955	729,529
Shares issued on reinvestment	160,581	85,287
Shares redeemed	(642,804)	(2,387,229)
Net decrease in capital share transactions	(39,268)	(1,572,413)

[1]	Net of redemption fee proceeds of $56,761 and $2,115, respectively.
[2]	Includes redemption-in-kind of $23,216,414.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Emerging Markets Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$262,807	$378,806
Net realized loss on:
Investments	(1,228,798)	(1,317,106)
Foreign currency transactions	(25,277)	(36,240)
Net change in unrealized appreciation/depreciation on:
Investments	1,903,223	(3,239,366)
Foreign currency translations	(715)	1,345
Net increase (decrease) in net assets resulting from operations	911,240	(4,212,561)

Distributions to Shareholders:
From net investment income	(520,807)	(387,903)
From net realized gains	-	(711,212)
Total distributions to shareholders	(520,807)	(1,099,115)

Capital Transactions:
Proceeds from shares sold	1,954,924	16,133,413
Reinvestment of distributions	451,869	950,441
Cost of shares redeemed[1]	(4,526,168)	(6,392,946)
Net increase (decrease) in net assets from capital transactions	(2,119,375)	10,690,908

Total increase (decrease) in net assets	(1,728,942)	5,379,232

Net Assets:
Beginning of period	30,198,670	24,819,438
End of period	$28,469,728	$30,198,670

Accumulated net investment income	$135,891	$393,891

Capital Share Transactions:
Shares sold	231,375	1,742,671
Shares issued on reinvestment	55,444	103,534
Shares redeemed	(532,596)	(754,259)
Net increase (decrease) in capital share transactions	(245,777)	1,091,946

[1]	Net of redemption fee proceeds of $130 and $869, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Global Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$68,045	$191,882
Net realized gain (loss) on:
Investments	(145,611)	705,238
Foreign currency transactions	1,889	(34,447)
Net change in unrealized appreciation/depreciation on:
Investments	(173,092)	(1,023,170)
Foreign currency translations	2,628	43
Net decrease in net assets resulting from operations	(246,141)	(160,454)

Distributions to Shareholders:
From net investment income	(177,444)	(225,340)
From net realized gains	(684,763)	(1,683,014)
Total distributions to shareholders	(862,207)	(1,908,354)

Capital Transactions:
Proceeds from shares sold	1,937,628	7,089,666
Reinvestment of distributions	339,533	821,111
Cost of shares redeemed[1]	(2,434,454)	(11,487,112)
Net decrease in net assets from capital transactions	(157,293)	(3,576,335)

Total decrease in net assets	(1,265,641)	(5,645,143)

Net Assets:
Beginning of period	15,131,471	20,776,614
End of period	$13,865,830	$15,131,471

Accumulated net investment income (loss)	$(6,496)	$102,903

Capital Share Transactions:
Shares sold	194,881	580,977
Shares issued on reinvestment	31,762	70,969
Shares redeemed	(233,351)	(941,318)
Net decrease in capital share transactions	(6,708)	(289,372)

[1]	Net of redemption fee proceeds of $180 and $617, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research International All Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$2,501	$17,701
Net realized gain (loss) on:
Investments	(69,123)	(13,397)
Foreign currency transactions	55	(5,038)
Net change in unrealized appreciation/depreciation on:
Investments	33,095	(42,266)
Foreign currency translations	574	(331)
Net increase from payment by affiliates	-	1,471
Net decrease in net assets resulting from operations	(32,898)	(41,860)

Distributions to Shareholders:
From net investment income	(14,537)	(34,425)
From net realized gains	-	(133,568)
Total distributions to shareholders	(14,537)	(167,993)

Capital Transactions:
Proceeds from shares sold	215,162	74,152
Reinvestment of distributions	14,032	123,586
Cost of shares redeemed[1]	(989,525)	(204,953)
Net decrease in net assets from capital transactions	(760,331)	(7,215)

Total decrease in net assets	(807,766)	(217,068)

Net Assets:
Beginning of period	1,203,727	1,420,795
End of period	$395,961	$1,203,727

Accumulated net investment income (loss)	$(8,218)	$3,818

Capital Share Transactions:
Shares sold	27,172	7,774
Shares issued on reinvestment	1,701	14,574
Shares redeemed	(119,167)	(23,507)
Net decrease in capital share transactions	(90,294)	(1,159)

[1]	Net of redemption fee proceeds of $189 and $1,230, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research International Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$449,827	$2,118,918
Net realized gain (loss) on:
Investments	(8,978,836)	2,192,202
Foreign currency transactions	(115,911)	(158,090)
Net change in unrealized appreciation/depreciation on:
Investments	3,085,444	(9,912,491)
Foreign currency translations	34,236	10,002
Net decrease in net assets resulting from operations	(5,525,240)	(5,749,459)

Distributions to Shareholders:
From net investment income:
Investor Class	(392,036)	(423,684)
Class I	(1,415,093)	(1,480,478)
From net realized gains:
Investor Class	(456,384)	(2,158,230)
Class I	(1,598,525)	(7,290,287)
Total distributions to shareholders	(3,862,038)	(11,352,679)

Capital Transactions:
Proceeds from shares sold:
Investor Class	841,771	11,414,283
Class I	11,062,918	36,596,498
Reinvestment of distributions:
Investor Class	780,729	2,304,335
Class I	2,899,770	8,361,467
Cost of shares redeemed:
Investor Class [1]	(18,015,056)	(7,203,192)
Class I2	(108,009,417)	(5,908,644)
Net increase (decrease) in net assets from capital transactions	(110,439,285)	45,564,747

Total increase (decrease) in net assets	(119,826,563)	28,462,609

Net Assets:
Beginning of period	170,335,734	141,873,125
End of period	$50,509,171	$170,335,734

Accumulated net investment income (loss)	$(361,697)	$995,605

Capital Share Transactions:
Shares sold:
Investor Class	82,775	985,784
Class I	1,058,318	3,144,892
Shares issued on reinvestment:
Investor Class	74,854	211,019
Class I	278,022	765,001
Shares redeemed:
Investor Class	(1,749,694)	(644,430)
Class I	(10,336,381)	(512,687)
Net increase (decrease) in capital share transactions	(10,592,106)	3,949,579

[1]	Net of redemption fee proceeds of $0 and $1,915, respectively.
[2]	Net of redemption fee proceeds of $5,811 and $520, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Small Company Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$54,045	$1,720
Net realized gain (loss) on:
Investments	(79,751)	77,544
Net change in unrealized appreciation/depreciation on:
Investments	67,889	18,316
Net increase from payment by affiliates	1,270	-
Net increase in net assets resulting from operations	43,453	97,580

Distributions to Shareholders:
From net realized gains	(87,740)	(270,400)
Total distributions to shareholders	(87,740)	(270,400)

Capital Transactions:
Proceeds from shares sold	640,000	876,910
Reinvestment of distributions	7,458	72,864
Cost of shares redeemed[1]	(3,614)	(1,222,456)
Net increase (decrease) in net assets from capital transactions	643,844	(272,682)

Total increase (decrease) in net assets	599,557	(445,502)

Net Assets:
Beginning of period	4,903,048	5,348,550
End of period	$5,502,605	$4,903,048

Accumulated net investment income (loss)	$45,137	$(8,908)

Capital Share Transactions:
Shares sold	70,875	83,582
Shares issued on reinvestment	742	7,258
Shares redeemed	(360)	(117,510)
Net increase (decrease) in capital share transactions	71,257	(26,670)

[1]	Net of redemption fee proceeds of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Strategic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$386,020	$2,273,501
Net realized gain (loss) on:
Investments	(135,773)	1,771,470
Net change in unrealized appreciation/depreciation on:
Investments	(258,445)	(2,012,528)
Net increase (decrease) in net assets resulting from operations	(8,198)	2,032,443

Distributions to Shareholders:
From net investment income	(414,848)	(2,182,180)
From net realized gains	(210,802)	(478,470)
Total distributions to shareholders	(625,650)	(2,660,650)

Capital Transactions:
Proceeds from shares sold	513,060	466,780
Reinvestment of distributions	545,161	1,840,799
Cost of shares redeemed[1]	(18,265,702)	(70,512,890)	[2]
Net decrease in net assets from capital transactions	(17,207,481)	(68,205,311)

Total decrease in net assets	(17,841,329)	(68,833,518)

Net Assets:
Beginning of period	30,315,280	99,148,798
End of period	$12,473,951	$30,315,280

Accumulated net investment income	$16,019	$44,847

Capital Share Transactions:
Shares sold	54,254	47,358
Shares issued on reinvestment	58,108	189,059
Shares redeemed	(1,911,160)	(7,178,266)
Net decrease in capital share transactions	(1,798,798)	(6,941,849)

[1]	Net of redemption fee proceeds of $0 and $0, respectively.
[2]	Includes Redemption-in-kind of $46,765,587.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research All Cap Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015		For the Year Ended October 31, 2014		For the Year Ended October 31, 2013	For the Year Ended October 31, 2012		For the Year Ended October 31, 2011
Net asset value, beginning of period	$15.02		$17.07		$16.22		$12.84	$11.70		$11.16
Income from investment operations:
Net investment income[1]	0.05		0.11		0.08		0.08	0.12		0.08
Net realized and unrealized gain on investments	(0.31)		(0.31)		1.66		3.42	1.09		0.75
Total from investment operations	(0.26)		(0.20)		1.74		3.50	1.21		0.83

Less distributions:
From net investment income	(0.13)		(0.08)		(0.05)		(0.12)	(0.06)		(0.03)
From net realized gain	(2.28)		(1.77)		(0.84)		-	(0.01)		(0.26)
Total distributions	(2.41)		(1.85)		(0.89)		(0.12)	(0.07)		(0.29)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	-	[2]	-

Net asset value, end of period	$12.35		$15.02		$17.07		$16.22	$12.84		$11.70

Total return[3]	(1.53%)	[5]	(1.10%)		11.18%		27.46%	10.32%		7.45%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$23.7		$29.4		$60.3		$56.6	$36.8		$32.0

Ratio of expenses to average net assets: [4]
Before fees waived and expenses absorbed	1.49%	[6]	1.23%		1.14%		1.43%	1.51%		2.09%
After fees waived and expenses absorbed	1.00%	[6]	1.00%		1.03%		1.20%	1.20%		1.20%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.25%	[6]	0.49%		0.39%		0.33%	0.69%		(0.24%)
After fees waived and expenses absorbed	0.74%	[6]	0.72%		0.50%		0.56%	1.00%		0.65%

Portfolio turnover rate	30%	[5]	56%		44%		40%	20%		18%

[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Prior to January 1, 2014, the Advisor had contractually agreed to limit the operating expenses of the All Cap Cap Value Fund to 1.20%.
Effective January 1, 2014, the Advisor has contractually agreed to limit the operating expenses to 1.00%.
[5]	Not Annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Emerging Markets Opportunities Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015		For the Period November 1, 2013* through October 31, 2014
Net asset value, beginning of period	$8.78		$10.58		$10.00
Income from Investment Operations:
Net investment income[1]	0.08		0.12		0.09
Net realized and unrealized gain (loss) on investments	0.22		(1.46)		0.50
Total from investment operations	0.30		(1.34)		0.59

Less Distributions:
From net investment income	(0.16)		(0.16)		(0.01)
From net realized gain	-		(0.30)		-
Total distributions	(0.16)		(0.46)		(0.01)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$8.92		$8.78		$10.58

Total return[3]	3.54%	[4]	(12.89%)		5.87%	[4]

Ratios and Supplemental Data
Net assets, end of period (millions)	$28.5		$30.2		$25.0

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	2.08%	[5]	1.94%		2.63%	[5]
After fees waived and expenses absorbed	1.35%	[5]	1.35%		1.35%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.19%	[5]	0.75%		(0.37%)	[5]
After fees waived and expenses absorbed	1.92%	[5]	1.34%		0.91%	[5]

Portfolio turnover rate	17%	[4]	51%		67%	[4]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Global Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015		For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012		For the Year Ended October 31, 2011
Net asset value, beginning of period	$11.75		$13.17		$14.22		$11.44		$10.52		$10.58
Income from investment operations:
Net investment income[1]	0.05		0.13		0.14		0.11		0.12		0.11
Net realized and unrealized gain (loss) on investments	(0.30)		(0.29)		0.18		2.83		0.93		0.01
Total from investment operations	(0.25)		(0.16)		0.32		2.94		1.05		0.12

Less distributions:
From net investment income	(0.14)		(0.15)		(0.17)		(0.16)		(0.13)		(0.18)
From net realized gain	(0.54)		(1.11)		(1.20)		-		-		-
Total distributions	(0.68)		(1.26)		(1.37)		(0.16)		(0.13)		(0.18)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$10.82		$11.75		$13.17		$14.22		$11.44		$10.52

Total return[3]	(2.05%)	[4]	(1.09%)		2.44%		26.00%		10.10%		1.06%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$13.9		$15.1		$20.8		$22.3		$11.9		$9.6

Ratio of expenses to average net assets:[6]
Before fees waived and expenses absorbed	2.36%	[5]	2.03%		1.82%		2.05%		2.53%		2.93%
After fees waived and expenses absorbed	1.10%	[5]	1.10%		1.14%		1.35%		1.35%		1.35%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.26%)	[5]	0.13%		0.35%		0.13%		(0.05%)		(0.62%)
After fees waived and expenses absorbed	1.00%	[5]	1.06%		1.03%		0.83%		1.13%		0.96%

Portfolio turnover rate	13%	[4]	71%		47%		93%		37%		76%

[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Prior to January 1, 2014, the Advisor had contractually agreed to limit the operating expenses of the Global Value Fund to 1.35%.
Effective January 1, 2014, the Advisor has contractually agreed to limit the operating expenses to 1.10%.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research International All Cap Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015	For the Year Ended October 31, 2014	For the Year Ended October 31, 2013	For the Year Ended October 31, 2012	For the Period May 2, 2011* through October 31, 2011
Net asset value, beginning of period	$8.66		$10.14	$10.75	$8.82	$8.16	$10.00
Income from investment operations:
Net investment income[1]	0.03		0.13	0.20	0.16	0.18	0.06
Net realized and unrealized gain (loss) on investments	(0.41)		(0.42)	(0.34)	1.99	0.55	(1.90)
Total from investment operations	(0.38)		(0.29)	(0.14)	2.15	0.73	(1.84)

Less distributions:
From net investment income	(0.14)		(0.25)	(0.41)	(0.22)	(0.07)	-
From net realized gain	-		(0.95)	(0.06)	-	-	-
Total distributions	(0.14)		(1.20)	(0.47)	(0.22)	(0.07)	-

Redemption fee proceeds[1]	-	[2]	0.01	-	-	-	-

Net asset value, end of period	$8.14		$8.66	$10.14	$10.75	$8.82	$8.16

Total return[3]	(4.44%)	[4]	(2.51%)	(1.28%)	24.86%	9.04%	(18.40%)	[4]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$0.4		$1.2	$1.4	$1.7	$1.6	$1.3

Ratio of expenses to average net assets:[6]
Before fees waived and expenses absorbed	34.46%	[5]	16.03%	14.73%	12.27%	15.41%	22.47%	[5]
After fees waived and expenses absorbed	1.10%	[5]	1.10%	1.15%	1.35%	1.35%	1.35%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(32.54%)	[5]	(13.54%)	(11.70%)	(9.23%)	(11.84%)	(19.68%)	[5]
After fees waived and expenses absorbed	0.82%	[5]	1.39%	1.88%	1.69%	2.22%	1.44%	[5]

Portfolio turnover rate	8%	[4]	49%	68%	65%	37%	8%	[4]

[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redeption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Prior to January 1, 2014, the Advisor had contractually agreed to limit the operating expenses of the International All Cap Value Fund to 1.35%.
Effective January 1, 2014, the Advisor has contractually agreed to limit the operating expenses to 1.10%.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research International Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015		For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012		For the Year Ended October 31, 2011
Net asset value, beginning of period	$11.15		$12.53		$12.98		$10.48		$10.02		$10.51
Income from investment operations:
Net investment income[1]	0.04		0.15		0.16		0.17		0.18		0.15
Net realized and unrealized gain (loss) on investments	(0.11)		(0.54)		0.18		2.63		0.66		(0.24)
Total from investment operations	(0.07)		(0.39)		0.34		2.80		0.84		(0.09)

Less Distributions:
From net investment income	(0.13)		(0.16)		(0.30)		(0.21)		(0.20)		(0.33)
From net realized gain	(0.15)		(0.83)		(0.49)		(0.09)		(0.18)		(0.07)
Total distributions	(0.28)		(0.99)		(0.79)		(0.30)		(0.38)		(0.40)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$10.80		$11.15		$12.53		$12.98		$10.48		$10.02

Total return[3]	(0.45%)	[4]	(2.94%)		2.84%		27.30%		9.03%		(1.02%)

Ratios and Supplemental Data
Net assets, end of period (millions)	$16.1		$34.4		$31.8		$115.4		$48.6		$30.4

Ratio of expenses to average net assets:[6]
Before fees waived and expenses absorbed	1.32%	[5]	1.24%		1.27%		1.42%		1.61%		1.84%
After fees waived and expenses absorbed	1.18%	[5]	1.19%		1.19%		1.28%		1.35%		1.35%
Ratio of net investment income to average net assets
Before fees waived and expenses absorbed	0.54%	[5]	1.27%		1.17%		1.30%		1.55%		0.85%
After fees waived and expenses absorbed	0.68%	[5]	1.32%		1.25%		1.44%		1.81%		1.34%

Portfolio turnover rate	15%	[4]	38%		39%		40%		31%		30%

[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Prior to April 1, 2013, the Advisor had contractually agreed to limit the operating expenses of the International Small Cap Value Fund Investor Class to 1.35%.
For the period April 1, 2013 through December 31, 2013, the Advisor had contractually agreed to limit the operating expenses of the Investor Class to 1.25%.
Effective January 1, 2014, the Advisor has contractually agreed to limit the operating expenses of the Investor Class to 1.30%.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research International Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015		For the Period December 31, 2013* through October 31, 2014
Net asset value, beginning of period	$11.16		$12.54		$12.44
Income from investment operations:
Net investment income[1]	0.04		0.16		0.18
Net realized and unrealized (loss) on investments	(0.11)		(0.54)		(0.08)
Total from investment operations	(0.07)		(0.38)		0.10

Less Distributions:
From net investment income	(0.13)		(0.17)		-
From net realized gain	(0.15)		(0.83)		-
Total distributions	(0.28)		(1.00)		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$10.81		$11.16		$12.54

Total return[3]	(0.50%)	[4]	(2.90%)		0.80%	[4]

Ratios and Supplemental Data
Net assets, end of period (millions)	$34.4		$135.9		$110.1

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.29%	[5]	1.20%		1.23%	[5]
After fees waived and expenses absorbed	1.15%	[5]	1.15%		1.15%	[5]
Ratio of net investment income to average net assets
Before fees waived and expenses absorbed	0.57%	[5]	1.31%		1.55%	[5]
After fees waived and expenses absorbed	0.71%	[5]	1.36%		1.63%	[5]

Portfolio turnover rate	15%	[4]	38%		39%	[4]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Small Company Opportunities Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015		For the Period November 1, 2013* through October 31, 2014
Net asset value, beginning of period	$10.59		$10.92		$10.00
Income from investment operations:
Net investment gain (loss)[1]	0.11		-	[2]	(0.01)
Net realized and unrealized gain (loss) on investments	(0.21)		0.22		0.96
Total from investment operations	(0.10)		0.22		0.95

Less distributions:
From net investment income	-		-		(0.03)
From net realized gain	(0.19)		(0.55)		-
Total distributions	(0.19)		(0.55)		(0.03)

Redemption fee proceeds[1]	-		-		-

Net asset value, end of period	$10.30		$10.59		$10.92

Total return[3]	(0.91%)	[4]	2.31%		9.50%	[4]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$5.5		$4.9		$5.3

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.15%	[5]	4.24%		3.63%	[5]
After fees waived and expenses absorbed	1.10%	[5]	1.10%		1.10%	[5]
Ratio of net investment gain (loss) to average net assets:
Before fees waived and expenses absorbed	(0.82%)	[5]	(3.10%)		(2.65%)	[5]
After fees waived and expenses absorbed	2.23%	[5]	0.04%		(0.13%)	[5]

Portfolio turnover rate	22%	[4]	123%		264%	[4]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30,2016 (Unaudited)		For the Year Ended October 31, 2015	For the Year Ended October 31, 2014		For the Period December 31, 2012* through October 31, 2013
Net asset value, beginning of period	$9.70		$9.85	$9.68		$10.00
Income from investment operations:
Net investment income[1]	0.21		0.44	0.46		0.39
Net realized and unrealized gain (loss) on investments	(0.14)		(0.11)	0.23		(0.26)
Total from investment operations	0.07		0.33	0.69		0.13

Less distributions:
From net investment income	(0.23)		(0.43)	(0.45)		(0.38)
From net realized gain	(0.13)		(0.05)	(0.07)		(0.07)
Total distributions	(0.36)		(0.48)	(0.52)		(0.45)

Redemption fee proceeds[1]	-		-	-	[2]	-	[2]

Net asset value, end of period	$9.41		$9.70	$9.85		$9.68

Total return[3]	0.82%	[4]	3.42%	7.40%		1.30%	[4]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$12.5		$30.3	$99.1		$110.9

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	1.82%	[5]	1.12%	0.97%		1.00%	[5]
After fees waived and expenses absorbed	0.91%	[5]	0.90%	0.90%		0.90%	[5]
Ratio of net investment income to average net assets (including interest expense):
Before fees waived and expenses absorbed	3.62%	[5]	4.24%	4.64%		4.52%	[5]
After fees waived and expenses absorbed	4.53%	[5]	4.46%	4.71%		4.62%	[5]

Portfolio turnover rate	38%	[4]	26%	28%		68%	[4]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2016 (Unaudited)

Note 1 – Organization
Advisory Research All Cap Value Fund (the “All Cap Value Fund”), Advisory Research Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”), Advisory Research Global Value Fund (the “Global Value Fund”), Advisory Research International All Cap Value Fund (the “International All Cap Value Fund”), Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”), Advisory Research Small Company Opportunities Fund (the “Small Company Opportunities Fund”) and Advisory Research Strategic Income Fund (the “Strategic Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The All Cap Value Fund, Global Value Fund, International All Cap Value Fund, International Small Cap Value Fund and Strategic Income Fund are diversified funds.  The Emerging Markets Opportunities Fund and Small Company Opportunities Fund are non-diversified funds.  The All Cap Value Fund, Emerging Markets Opportunities Fund, Global Value Fund, International All Cap Value Fund, International Small Cap Value Fund and Small Company Opportunities Fund’s primary investment objective is to provide long-term capital appreciation.  The Strategic Income Fund’s primary investment objective is to seek high current income and long term capital appreciation.  The All Cap Value Fund commenced investment operations on November 16, 2009, the Emerging Markets Opportunities Fund commenced investment operations on November 1, 2013, the Global Value Fund commenced investment operations on July 30, 2010, the International All Cap Value Fund commenced investment operations on May 2, 2011, the International Small Cap Value Fund commenced investment operations on March 31, 2010, the Small Company Opportunities Fund commenced investment operations on November 1, 2013 and the Strategic Income Fund commenced investment operations on December 31, 2012. Each of the Funds is authorized to issue a single class of shares except for the International Small Cap Value Fund. The International Small Cap Value Fund is authorized to issue two classes of shares: Investor Class shares and Class I shares. Class I shares of the International Small Cap Value Fund commenced operations on December 31, 2013.

The shares of each class represent an interest in the same portfolio of investments of the International Small Cap Value Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Strategic Income Fund commenced operations on December 31, 2012, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $116,694,966 transfer of shares of the Fund in exchange for the net assets of the Advisory Research Value Income Fund, L.P., a Delaware limited partnership (the “Income Partnership”).  This exchange was nontaxable, whereby the Strategic Income Fund issued 11,669,376 shares for the net assets of the Income Partnership on December 31, 2012.  The investment portfolio of the Income Partnership with a fair value of $113,501,578 (identified cost of investment transferred were $107,998,531) and cash were the primary assets received by the Strategic Income Fund.  For financial reporting purposes, assets received and shares issued by the Strategic Income Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Strategic Income Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes. The Strategic Income Fund assumed $150,098 in net liabilities as part of this exchange.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

(d) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended October 31, 2013 – 2015, and as of and during the six months ended April 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

(f) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually, except for the Strategic Income Fund which will distribute net investment income, if any, monthly. Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Advisory Research, Inc., a wholly owned subsidiary of Piper Jaffray Companies (the “Advisor”).  Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

All Cap Value Fund	0.75%
Emerging Markets Opportunities Fund	1.00%
Global Value Fund	0.80%
International All Cap Value Fund	0.80%
International Small Cap Value Fund	0.90%
Small Company Opportunities Fund	0.80%
Strategic Income Fund	0.70%

The Funds’ Advisor has contractually agreed to waive its fee and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses)  do not exceed the following levels:

	Expense Limit as a % of average daily net assets effective January 1, 2014	Expense Limit as a % of average daily net assets prior to January 1, 2014
All Cap Value Fund	1.00%	1.20%
Emerging Markets Opportunities Fund	1.35%	1.35%
Global Value Fund	1.10%	1.35%
International All Cap Value Fund	1.10%	1.35%
International Small Cap Value Fund - Investor Class	1.30%	1.25%
International Small Cap Value Fund - Class I	1.15%	1.15%
Small Company Opportunities Fund	1.10%	1.10%
Strategic Income Fund	0.90%	0.90%

This agreement is in effect until March 1, 2017 and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor waived fees and absorbed other expenses for the six months ended April 30, 2016 stated below:

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

All Cap Value Fund	$61,000
Emerging Markets Opportunities Fund	100,329
Global Value Fund	85,692
International All Cap Value Fund	101,652
International Small Cap Value Fund	86,616
Small Company Opportunities Fund	73,992
Strategic Income Fund	77,343

The Advisor may recover from each Fund fees and/or expenses previously waived and/or absorbed, if each Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from each Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture all or a portion of the following amounts no later than October 31, of the years stated below:

	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Value Fund	International All Cap Value Fund
2016	$103,630	$-	$120,386	$186,778
2017	64,724	171,216	150,094	206,013
2018	91,550	167,520	167,777	190,857
2019	61,000	100,329	85,692	101,652
Total	$320,904	$439,065	$523,949	$685,300

	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund
2016	$113,951	$-	$99,739
2017	108,196	146,020	74,317
2018	75,417	143,833	112,604
2019	86,616	73,992	77,343
Total	$384,180	$363,845	$364,003

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended April 30, 2016, each Fund’s allocated fees paid to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2016, are reported on the Statements of Operations.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

The Advisor reimbursed the Small Company Opportunities Fund $1,270 for losses from a trade error. This amount is reported on the Fund’s Statement of Operations under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the Fund’s performance.

Note 4 – Federal Income Taxes
At April 30, 2016, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Value Fund	International All Cap Value Fund
Cost of investments	$22,578,376	$29,685,845	$14,083,282	$419,448

Gross unrealized appreciation	$2,622,382	$2,274,936	$1,207,604	$35,238
Gross unrealized depreciation	(1,330,646)	(3,555,781)	(1,462,173)	(50,721)
Net unrealized appreciation (depreciation)	$1,291,736	$(1,280,845)	$(254,569)	$(15,483)

	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund
Cost of investments	$50,426,925	$5,347,464	$11,978,610

Gross unrealized appreciation	$4,963,679	$465,840	$571,452
Gross unrealized depreciation	(5,257,372)	(180,991)	(60,527)
Net unrealized appreciation (depreciation)	$(293,693)	$284,849	$510,925

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

At October 31, 2015, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Emerging Markets Opportunities Fund	$797,337	$746,827	$1,544,164
International All Cap Value Fund	-	14,535	14,535

As of October 31, 2015, the following Fund had qualified late-year ordinary losses, which are deferred until fiscal year 2016 for tax purposes.

Late-Year Ordinary Losses
Small Company Opportunities Fund	$7,645

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

As of October 31, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:
		Emerging Markets	Global	International
	All Cap	Opportunities	Value	All Cap
	Value Fund	Fund	Fund	Value Fund

Undistributed ordinary income	$205,481	$455,461	$169,073	$14,537
Undistributed long-term capital gains	4,218,205	-	684,759	-
Tax accumulated earnings	4,423,686	455,461	853,832	14,537

Accumulated capital and other losses	-	(1,557,132)	-	(14,535)
Unrealized appreciation (depreciation) on investments	2,153,155	(3,232,670)	(144,821)	(59,297)
Unrealized appreciation on foreign currency translations	-	1,126	(2,260)	(642)
Total accumulated earnings (deficit)	$6,576,841	$(4,333,215)	$706,751	$(59,937)

	International	Small Company
	Small Cap	Opportunities	Strategic
	Value Fund	Fund	Income Fund

Undistributed ordinary income	$1,806,972	$-	$44,847
Undistributed long-term capital gains	2,054,078	87,736	210,795
Tax accumulated earnings	3,861,050	87,736	255,642

Accumulated capital and other losses	-	(10,684)	-
Unrealized appreciation (depreciation) on investments	(4,245,989)	222,918	804,108
Unrealized appreciation on foreign currency translations	(13,238)	-	-
Total accumulated earnings (deficit)	$(398,177)	$299,970	$1,059,750

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

The tax character of distributions paid during the fiscal year ended October 31, 2015 and fiscal periods ended 2014 were as follows:

	All Cap Value Fund		Emerging Markets Opportunities Fund
	2015	2014	2015	2014

Distributions paid from:
Ordinary income	$984,680	$366,688	$1,099,115	$7,319
Net long-term capital gains	5,428,861	2,680,246	-	-
Total distributions paid	$6,413,541	$3,046,934	$1,099,115	$7,319

	Global Value Fund		International All Cap Value Fund
	2015	2014	2015	2014

Distributions paid from:
Ordinary income	$701,434	$655,238	$62,903	$55,142
Net long-term capital gains	1,206,920	1,436,125	105,090	8,426
Total distributions paid	$1,908,354	$2,091,363	$167,993	$63,568

	International Small Cap Value Fund		Small Company Opportunities Fund
	2015	2014	2015	2014

Distributions paid from:
Ordinary income	$4,641,352	$4,381,245	$270,400	$12,021
Net long-term capital gains	6,711,327	2,623,879	-	-
Total distributions paid	$11,352,679	$7,005,124	$270,400	$12,021

	Strategic Income Fund
	2015	2014
Distributions paid from:
Ordinary income	$2,409,527	$4,754,568
Net long-term capital gains	251,123	811,192
Total distributions paid	$2,660,650	$5,565,760

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended April 30, 2016 and the year ended October 31, 2015, redemption fees were as follows:

	April 30, 2016	October 31, 2015
All Cap Value Fund	$56,761	$2,115
Emerging Markets Opportunities Fund	130	869
Global Value Fund	180	617
International All Cap Value Fund	189	1,230
International Small Cap Value Fund	5,811	2,435
Small Company Opportunities Fund	0	0
Strategic Income Fund	0	0

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

Note 6 – Investment Transactions
For the six months ended April 30, 2016, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
All Cap Value Fund	$7,509,591	$14,560,551
Emerging Markets Opportunities Fund	4,541,217	5,776,217
Global Value Fund	1,749,738	3,270,279
International All Cap Value Fund	51,333	771,349
International Small Cap Value Fund	18,350,687	125,731,189
Small Company Opportunities Fund	1,560,743	1,038,047
Strategic Income Fund	6,650,371	25,707,033

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the International Small Cap Value Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of the International Small Cap Value Fund’s Investor Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2016, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Loan and Pledge Agreement
The All Cap Value Fund and the Strategic Income Fund have a $15 million Senior Secured Revolving Credit Facility (“Facility”) with UMB Bank n.a. (“UMB Loan Agreement”) to engage in permitted borrowing. The Funds are permitted to borrow up to the lesser of one-third of the Funds’ total assets, or the maximum amount permitted subject to the Funds’ investment limitations. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each borrower. The loan is fully collateralized throughout the term of the loan with securities or other assets of the Funds that have an aggregate market value of at least three times the loan balance. Securities that have been pledged as collateral for the loan are indicated in the Schedules of Investments (if any). Borrowings under the UMB Loan Agreement are charged interest at a calculated rate computed by UMB Bank n.a. based on the London Interbank Offered Rate (LIBOR) rate plus 1.00%, adjusting monthly. For the six months ended April 30, 2016, there were no borrowings for the All Cap Value Fund.  For the six months ended April 30, 2016, the Strategic Income Fund’s average borrowing for the 15 days was $2,300,000, which had a maximum outstanding balance of $3,500,000 and an average borrowing rate of 1.24%.  Interest expense for the period ended April 30, 2016 is disclosed in the Statement of Operations.  As of April 30, 2016, the All Cap Value Fund and the Strategic Income Fund have no outstanding borrowings.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of April 30, 2016, in valuing the Funds’ assets carried at fair value:

All Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$22,483,716	$-	$-	$22,483,716
Short-Term Investments	1,386,396	-	-	1,386,396
Total Investments	$23,870,112	$-	$-	$23,870,112

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Emerging Markets Opportunities Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$363,716	$820,052	$-	$1,183,768
Consumer Discretionary	1,287,451	3,694,149	-	4,981,600
Consumer Staples	382,183	2,323,278	-	2,705,461
Energy	841,924	1,017,501	-	1,859,425
Financials	2,701,964	5,643,059	-	8,345,023
Health Care	638,249	669,411	-	1,307,660
Industrials	429,767	1,028,571	-	1,458,338
Materials	1,060,265	2,676,372	-	3,736,637
Technology	937,645	1,038,367	-	1,976,012
Utilities	-	321,585	-	321,585
Total Common Stocks	8,643,164	19,232,345	-	27,875,509
Short-Term Investments	529,491	-	-	529,491
Total Investments	$9,172,655	$19,232,345	$-	$28,405,000

Global Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$542,532	$92,626	$-	$635,158
Consumer Discretionary	818,092	1,006,536	-	1,824,628
Consumer Staples	1,079,691	717,353	-	1,797,044
Energy	272,483	220,096	-	492,579
Financials	1,843,482	2,180,242	-	4,023,724
Health Care	833,524	422,833	-	1,256,357
Industrials	510,907	484,485	-	995,392
Materials	759,500	829,428	-	1,588,928
Technology	321,068	391,331	-	712,399
Utilities	-	86,329	-	86,329
Total Common Stocks	6,981,279	6,431,259	-	13,412,538
Short-Term Investments	416,175	-	-	416,175
Total Investments	$7,397,454	$6,431,259	$-	$13,828,713

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

International All Cap Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$-	$5,856	$-	$5,856
Consumer Discretionary	8,326	60,652	-	68,978
Consumer Staples	6,236	41,356	-	47,592
Energy	-	14,699	-	14,699
Financials	-	129,225	-	129,225
Health Care	-	25,065	-	25,065
Industrials	-	27,400	-	27,400
Materials	-	49,459	-	49,459
Technology	-	26,280	-	26,280
Utilities	-	5,229	-	5,229
Total Common Stocks	14,562	385,221	-	399,783
Short-Term Investments	4,182	-	-	4,182
Total Investments	$18,744	$385,221	$-	$403,965

International Small Cap Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$-	$697,276	$-	$697,276
Consumer Discretionary	2,511,563	3,580,755	-	6,092,318
Consumer Staples	502,524	5,611,479	-	6,114,003
Energy	-	1,327,126	-	1,327,126
Financials	1,737,552	11,080,873	-	12,818,425
Health Care	-	3,414,187	-	3,414,187
Industrials	-	8,838,448	-	8,838,448
Materials	-	6,873,209	-	6,873,209
Technology	-	2,303,920	-	2,303,920
Total Common Stocks	4,751,639	43,727,273	-	48,478,912
Short-Term Investments	1,654,320	-	-	1,654,320
Total Investments	$6,405,959	$43,727,273	$-	$50,133,232

*	The Funds did not hold any Level 3 securities at period end.

The following is a reconciliation of transfers between Levels for the Emerging Markets Opportunities Fund, Global Value Fund, International All Cap Value Fund, and International Small Cap Value Fund from October 31, 2015 to April 30, 2016, represented by recognizing the April 30, 2016 market value of securities:

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

	Emerging Markets Opportunities Fund	Global Value Fund	International All Cap Value Fund	International Small Cap Value Fund
Transfers into Level 1	$2,722,435	$-	$-	$2,348,842
Transfers out of Level 1	(1,389,985)	(81,086)	(4,825)	(2,299,837)
Net transfers in (out) of Level 1	$1,332,450	$(81,086)	(4,825)	49,005

Transfers into Level 2	$1,389,985	$81,086	$4,825	$2,299,837
Transfers out of Level 2	(2,722,435)	-	-	(2,348,842)
Net transfers in (out) of Level 2	$(1,332,450)	$81,086	$4,825	$(49,005)

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Emerging Markets Opportunities Fund	International Small Cap Value Fund
Beginning balance October 31, 2015	$271,573	$1,120,450
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	-	-
Total realized and change in unrealized gain/(loss)	(87,517)	(202,446)
Purchases	-	-
Sales	(184,056)	(918,004)
Ending balance April 30, 2016	$-	$-

Small Company Opportunities Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$5,129,476	$-	$-	$5,129,476
Short-Term Investments	502,837	-	-	502,837
Total Investments	$5,632,313	$-	$-	$5,632,313

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

Strategic Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$692,517	$-	$-	$692,517
Corporate Bonds[1]	-	5,326,744	-	5,326,744
Exchange-Traded Funds	602,413	-	-	602,413
Preferred Stocks[1]	5,076,661	-	-	5,076,661
Short-Term Investments	791,200	-	-	791,200
Total Investments	$7,162,791	$5,326,744	$-	$12,489,535

[1]	For a detailed break-out of common stocks, corporate bonds and preferred stocks by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 11 – Recently Issued Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 12 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.  There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Advisory Research Funds
EXPENSE EXAMPLES
For the Six Months Ended April 30, 2016 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Advisory Research All Cap Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/15	4/30/16	11/1/15 – 4/30/16
Actual Performance	$1,000.00	$984.70	$4.94
Hypothetical (5% annual return before expenses)	1,000.00	1,019.89	5.03

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research Emerging Markets Opportunities Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/2015	4/30/16	11/1/15 – 4/30/16
Actual Performance	$1,000.00	$1,035.40	$6.84
Hypothetical (5% annual return before expenses)	1,000.00	1,018.14	6.78

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended April 30, 2016 (Unaudited)

Advisory Research Global Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/15	4/30/2016	11/1/15 - 4/30/16
Actual Performance	$1,000.00	$979.50	$5.42
Hypothetical (5% annual return before expenses)	1,000.00	1,019.39	5.53

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research International All Cap Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/15	4/30/2016	11/1/15 - 4/30/16
Actual Performance	$1,000.00	$955.60	$5.35
Hypothetical (5% annual return before expenses)	1,000.00	1,019.39	5.53

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research International Small Cap Value Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		11/1/15	4/30/2016	11/1/15 – 4/30/16
Investor Class	Actual Performance	$1,000.00	$995.50	$5.87
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.98	5.94
Class I	Actual Performance	1,000.00	995.00	5.72
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.13	5.79

*	Expenses are equal to the Fund’s annualized expense ratios of 1.18% and 1.15% for Investor Class and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/366 (to reflect the six months period). The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

Advisory Research Small Company Opportunities Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/15	4/30/2016	11/1/15 - 4/30/16
Actual Performance	$1,000.00	$990.90	$5.43
Hypothetical (5% annual return before expenses)	1,000.00	1,019.41	5.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended April 30, 2016 (Unaudited)

Advisory Research Strategic Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/15	4/30/16	11/1/15 – 4/30/16
Actual Performance	$1,000.00	$1,008.20	$4.56
Hypothetical (5% annual return before expenses)	1,000.00	1,020.32	4.59

*	Expenses are equal to the Fund’s annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research Funds
Each a series of Investment Managers Series Trust

Advisor
Advisory Research, Inc. Two Prudential Plaza
180 N. Stetson, Suite 5500
Chicago, Illinois 60601

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC.
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Advisory Research All Cap Value Fund	ADVGX	461 418 816
Advisory Research Emerging Markets Opportunities Fund	ADVMX	461 41P 552
Advisory Research Global Value Fund	ADVWX	461 418 683
Advisory Research International All Cap Value Fund	ADVEX	461 418 477
Advisory Research International Small Cap Value Fund – Investor Class	ADVIX	461 418 741
Advisory Research International Small Cap Value Fund – Class I	ADVLX	461 41P 412
Advisory Research Small Company Opportunities Fund	ADVSX	461 41P 545
Advisory Research Strategic Income Fund	ADVNX	461 41P 503

Privacy Principles of the Advisory Research Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Advisory Research Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 665-1414, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 665-1414 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at  (888) 665-1414. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (888) SEC-0330.

Advisory Research Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 665-1414

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. N/A.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/8/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/8/16

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/8/16